Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	DREYFUS PREMIER INVESTMENT FUNDS INC
Central Index Key	0000881773
Amendment Flag	false
Document Creation Date	Sep. 25, 2015
Document Effective Date	Oct. 01, 2015
Prospectus Date	Oct. 01, 2015
Dreyfus Large Cap Equity | Class A
Prospectus:
Trading Symbol	DLQAX
Dreyfus Large Cap Equity | Class C
Prospectus:
Trading Symbol	DEYCX
Dreyfus Large Cap Equity | Class I
Prospectus:
Trading Symbol	DLQIX
Dreyfus Large Cap Equity | Class Y
Prospectus:
Trading Symbol	DLACX
Dreyfus Large Cap Growth Fund | Class A
Prospectus:
Trading Symbol	DAPAX
Dreyfus Large Cap Growth Fund | Class C
Prospectus:
Trading Symbol	DGTCX
Dreyfus Large Cap Growth Fund | Class I
Prospectus:
Trading Symbol	DAPIX
Dreyfus Large Cap Growth Fund | Class Y
Prospectus:
Trading Symbol	DLCGX